Consolidated Statements of Changes in Equity - USD ($)	Share Capital.	Contributed Surplus	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2018	$ 304,460,533	$ 26,260,806	$ (7,653,028)	$ (331,401,149)	$ (8,332,838)
Issue of share capital on public offering (net of share issuance costs)	7,802,417				7,802,417
Issue of share capital on private placement (net of share issuance costs)	1,664,662				1,664,662
Issue of share capital on exercise of warrants	1,437,131				1,437,131
Issue of share capital on conversion of notes	13,095,938				13,095,938
Issue of broker warrants		315,611			315,611
Share-based payments		3,189,808			3,189,808
Transactions with owners during the year	24,000,148	3,505,419			27,505,567
Loss for the year				(35,131,015)	(35,131,015)
Other comprehensive loss for the year			1,512,521		1,512,521
Balance at Dec. 31, 2019	328,460,681	29,766,225	(6,140,507)	(366,532,164)	(14,445,765)
Issue of share capital on public offering (net of share issuance costs)	31,765,981				31,765,981
Issue of share capital on exercise of warrants	8,687,479				8,687,479
Issue of share capital on conversion of notes	1,293,093				1,293,093
Issue of broker warrants and compensation warrants	(584,167)	584,167
Issue of share capital on exercise of options	378	(174)			204
Issue of share capital on vesting of restricted stock units	151,938	(151,938)
Share-based payments		4,846,776			4,846,776
Transactions with owners during the year	41,314,702	5,278,831			46,593,533
Loss for the year				(28,695,041)	(28,695,041)
Other comprehensive loss for the year			(1,475,210)		(1,475,210)
Balance at Dec. 31, 2020	369,775,383	35,045,056	(7,615,717)	(395,227,205)	1,977,517
Issue of share capital on public offering (net of share issuance costs)	66,868,911				66,868,911
Issue of broker warrants		1,898,959
Issue of compensation warrants	(1,898,959)	1,898,959
Issue of share capital on exchange of warrants	3,704,828				3,704,828
Issue of share capital on vesting of restricted stock units	1,423,294	(1,423,294)
Share-based payments		4,835,231			4,835,231
Transactions with owners during the year	70,098,074	5,310,896			75,408,970
Loss for the year				(24,889,069)	(24,889,069)
Other comprehensive loss for the year			(269,307)		(269,307)
Balance at Dec. 31, 2021	$ 439,873,457	$ 40,355,952	$ (7,885,024)	$ (420,116,274)	$ 52,228,111